Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Schedule of Trading Assets and Liabilities
Trading assets	SFr 177,619	SFr 187,550	SFr 190,737
Trading liabilities	51,682	53,582	48,971
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	66,658	72,864	80,542
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	69,814	73,763	70,961
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	29,488	29,792	28,365
Trading liabilities	27,048	24,620	23,486
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,659	11,131	10,869
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	24,634	SFr 28,962	25,485
Bank
Schedule of Trading Assets and Liabilities
Trading assets	177,733		191,096
Trading liabilities	SFr 51,692		SFr 49,054